Going Concern and Liquidity (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Going Concern and Liquidity [Abstract]
Retained Earnings (Accumulated Deficit)	$ (35,053,000)	$ (35,053,000)	$ 4,998,540	$ 3,924,118
Net Income (Loss) Attributable to Parent	(40,052,000)	$ (40,052,000)	1,796,917	3,860,175
Net Cash Provided by (Used in) Operating Activities	$ (25,271,000)		$ (1,109,386)	$ (658,388)